Capital stock - Common shares (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2020
Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	720,100	396,000
Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	1,123,947
Options | Expiry date January 2023 - December 2023 | Exercise Price Range One | Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	123,750
Options | Expiry date January 2024 - December 2024 | Exercise Price Range Two | Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	220,350
Options | Expiry date January 2025 - December 2025 | Exercise Price Range Three | Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	376,000
Options | Expiry date January 2025 - December 2025 | Exercise Price Range Four | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 3.13
Options | Expiry date January 2031 - June 2031 | Exercise Price Range One | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	318,000
Options | Expiry date January 2032 December 2032 | Exercise Price Range Two | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	805,947
Options | Minimum | Expiry date January 2023 - December 2023 | Exercise Price Range One | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 2.84
Options | Minimum | Expiry date January 2024 - December 2024 | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	2.20
Options | Minimum | Expiry date January 2031 - June 2031 | Exercise Price Range One | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	2.80
Options | Minimum | Expiry date January 2032 December 2032 | Exercise Price Range Two | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	0.45
Options | Maximum | Expiry date January 2023 - December 2023 | Exercise Price Range One | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	6.00
Options | Maximum | Expiry date January 2024 - December 2024 | Exercise Price Range Two | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	3.10
Options | Maximum | Expiry date January 2031 - June 2031 | Exercise Price Range One
Disclosure of classes of share capital [line items]
Exercise price	8.84
Options | Maximum | Expiry date January 2032 December 2032 | Exercise Price Range Two | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	1.35
Deferred share units | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 1.20
Number of shares outstanding	66,667
Deferred share units | Maximum | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 2.10
Restricted Share Units | Exercise Price Range Three | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	636,535
Restricted Share Units | Expiry date January 2024 - December 2024 | Exercise Price Range One | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	16,667
Restricted Share Units | Expiry date January 2031 - June 2031 | Exercise Price Range Two
Disclosure of classes of share capital [line items]
Number of shares outstanding	168,017
Performance share units | Exercise Price Range One | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	165,000